Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2014
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001174610
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 26, 2014
Document Effective Date	dei_DocumentEffectiveDate	Sep. 26, 2014
Prospectus Date	rr_ProspectusDate	Oct. 01, 2014